MAINLAND CHINA CONTRIBUTION PLAN (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total contributions	$ 4.2	$ 5.1	$ 5.9